UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] ; Amendement Number: ____
This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		July 25, 2008

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41 Data Records

Form 13F Information Table Value Total: $249,755


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                                                                             Voting Authority
                                                                                                         ------------------------
                                                          Value     Shares/  Sh/   Put/ InvstmOther
Name of Issuer              Title of class  CUSIP        (x$1000)   Prn Amt  Prn   Call DscretManagers        Sole  Shared  None
------------------------------   --------  ----------      -------- -------- ---- ----- ------------       ----------------------

3M COMPANY                       COM       88579y101         10324  148350SH             Sole                 148350
ABAXIS INC COM                   COM       002567105          3636  150675SH             Sole                 150675
AFLAC INC COM                    COM       001055102          5228   83250SH             Sole                  83250
ALLERGAN INC                     COM       018490102          9131  175420SH             Sole                 175420
APACHE CORP                      COM       037411105          2777   19975SH             Sole                  19975
APPLE COMPUTER INC COM           COM       037833100          7914   47267SH             Sole                  47267
AUTOMATIC DATA PROCESSING        COM       053015103          4297  102550SH             Sole                 102550
BARD CR INC                      COM       067383109         11354  129100SH             Sole                 129100
BECTON DICKINSON & CO            COM       075887109         11341  139500SH             Sole                 139500
BROWN FORMAN CORP                COM       115637209          6340   83900SH             Sole                  83900
CALWEST BANCORP                  COM       13169q102           259   37507SH             Sole                  37507
CEPHALON INC COM                 COM       156708109          8270  124000SH             Sole                 124000
CHARLES SCHWAB INC               COM       808513105          8565  417000SH             Sole                 417000
CHATTEM INC                      COM       162456107          4936   75875SH             Sole                  75875
CHURCH & DWIGHT INC COM          COM       171340102         21215  376485SH             Sole                 376485
CISCO SYS INC                    COM       17275R102          5344  229750SH             Sole                 229750
CITY NATL CORP COM               COM       178566105          3430   81520SH             Sole                  81520
DENTSPLY INTERNATIONAL INC       COM       249030107          3735  101500SH             Sole                 101500
EBAY INC COM                     COM       278642103          2389   87405SH             Sole                  87405
ECOLAB INC                       COM       278865100          6375  148300SH             Sole                 148300
EXXON MOBIL CORP                 COM       30231G102           282    3200SH             None                   	     3200
HAIN CELESTIAL GRP INC COM       COM       405217100          7416  315850SH             Sole                 315850
HEALTHCARE SVCS GP INC COM       COM       421906108          3367  221213SH             Sole                 221213
HEINZ H J CO COM                 COM       423074103         12376  258650SH             Sole                 258650
IDEXX LABS                       COM       45168d104          3509   72000SH             Sole                  72000
INTERNATIONAL GAME TEC COM       COM       459902102          3169  126850SH             Sole                 126850
LOGITECH INTL S A SPONSORED AD   COM       541419107          4155  155025SH             Sole                 155025
PEPSICO INC                      COM       713448108         14567  229075SH             Sole                 229075
PHILIP MORRIS INTERNATIONAL IN   COM       69344M101           225    4550SH             Sole                   4550
POLYMEDIX INC COM                COM       73174C100             8   10000SH             None                               10000
PROCTER & GAMBLE CO              COM       742718109          9052  148860SH             Sole                 148860
QUALCOMM INC COM                 COM       747525103          8058  181615SH             Sole                 181615
SAVE THE WORLD AIR INC           COM       805147105            10   25000SH             None                               25000
SCHERING PLOUGH CORP COM         COM       806605101          6534  331825SH             Sole                 331825
SOUTHERN CO COM                  COM       842587107          3396   97250SH             Sole                  97250
STARBUCKS CORP                   COM       855244109          4429  281359SH             Sole                 281359
STERICYCLE INC.                  COM       858912108          3066   59300SH             Sole                  59300
TEVA PHARMACEUTICAL INDS         COM       881624209         16030  350005SH             Sole                 350005
UNITED PARCEL SERVICE CL B       COM       911312106          5142   83650SH             Sole                  83650
WMS INDS INC COM                 COM       929297109          5719  192122SH             Sole                 192122
XCEL ENERGY                      COM       98389B100          2386  118900SH             Sole                 118900